Litigation	6 Months Ended
Jun. 30, 2020
Litigation
32 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 39 – Litigation in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 39 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF  1.3 billion.
In 2Q20, the Group recorded net litigation provisions of CHF  120 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Civil litigation
Individual investor actions
On July 16, 2020, following a settlement, the Washington state court presiding in the investor action brought by the Federal Home Loan Bank of Seattle dismissed with prejudice all claims against Credit Suisse Securities (USA) LLC (CSS LLC) and its affiliates relating to approximately USD  145 million of RMBS at issue.
Bank loan litigation
On June 10, 2020, in the Texas state court case brought by entities related to Highland Capital Management LP (Highland) against CSS LLC and certain of its affiliates, Highland filed a motion for rehearing in the Texas Supreme Court.
Rates-related matters
Civil litigation
USD LIBOR litigation
On June 23, 2020, in one of the non-stayed putative class actions brought in the multi-district litigation in the US District Court for the Southern District of New York (SDNY), plaintiffs filed a notice of appeal.
Foreign exchange litigation
On July 17, 2020, in the consolidated putative class action filed in the SDNY alleging manipulation of the foreign exchange market on behalf of indirect purchasers of foreign exchange instruments, the court entered an order preliminarily approving a group settlement of USD  10 million with the remaining defendants, including Credit Suisse AG and an affiliate. The settlement remains subject to final approval by the court and a hearing is scheduled for November 2020.
On May 28, 2020, in the civil action filed on November 13, 2018 in the SDNY, the court granted in part and denied in part defendants’ motion to dismiss the second amended complaint. On July 28, 2020, plaintiffs filed a third amended complaint.
On April 14, 2020, in one of the putative class actions pending in Canada, the court granted in part and denied in part plaintiffs’ motion for class certification in the matter proceeding in Ontario, certifying a class comprising all persons in Canada who, between 2003 and 2013, entered into an FX instrument transaction with a defendant or through an intermediary.
SSA bonds litigation
On June 1, 2020, in the consolidated class action litigation brought in the SDNY relating to supranational, sub-sovereign and agency (SSA) bonds, plaintiffs filed a notice of appeal.
On June 25, 2020, in the putative class action brought in the SDNY on behalf of indirect purchasers of US dollar SSA bonds, plaintiff voluntarily dismissed the lawsuit.
Government-sponsored entity bonds litigation
On June 16, 2020, in the consolidated putative class action brought in the SDNY alleging a conspiracy among financial institutions to fix prices for unsecured bonds issued by certain government-sponsored entities, the court issued an order granting final approval to all settlements, including the global settlement to which CSS LLC is a party.
On July 13, 2020, in the civil action filed on September 23, 2019 in the US District Court for the Middle District of Louisiana alleging a conspiracy among financial institutions to fix prices for unsecured bonds issued by certain government-sponsored entities, plaintiff filed an amended complaint. On July 24, 2020, Credit Suisse AG and CSS LLC filed an answer.
On June 26, 2020, in the civil action in the US District Court for the Eastern District of Louisiana alleging a conspiracy among financial institutions to fix prices for unsecured bonds issued by certain government-sponsored entities, CSS LLC and certain other defendants filed a partial motion to dismiss state law claims brought under the Louisiana Unfair Trade Practices Act. On July 17, 2020, the plaintiff filed a first amended complaint in response to the partial motion to dismiss.
OTC trading cases
On July 14, 2020, in the putative class action filed in the SDNY alleging a conspiracy among CSS LLC and other financial institutions to boycott electronic trading platforms and fix prices in the secondary market for odd-lot corporate bonds, plaintiff filed an amended complaint.
ATA litigation
On May 28, 2020, in the action filed on November 9, 2017 in the SDNY alleging claims under the United States Anti-Terrorism Act (ATA), plaintiffs filed a motion to appeal the court’s February 25, 2020 decision dismissing the case with prejudice as to Credit Suisse AG and the other moving bank defendants, which the moving defendants opposed on June 11, 2020.
On June 5, 2020, the US District Court for the Eastern District of New York (EDNY) granted defendants’ motion to dismiss two of the ATA cases that were filed in December 2018 and April 2019 in the EDNY as to Credit Suisse AG and most of the other bank defendants.
Customer account matters
On July 3, 2020, in the civil lawsuit brought against a Credit Suisse affiliate, the Singapore Court of Appeals granted the plaintiffs’ appeal and lifted the stay of the civil proceedings, allowing the plaintiffs’ civil claim against the Credit Suisse affiliate to proceed in the Singapore High Court. On July 10, 2020, plaintiffs filed an amended statement of claim in the Singapore High Court.
Mozambique matter
Credit Suisse is continuing to respond to requests from regulatory and enforcement authorities regarding certain Credit Suisse entities’ participation in transactions involving Mozambique state enterprises, and is in ongoing dialogue with certain of these authorities regarding the nature of Credit Suisse’s role.
Write-downs litigation
On July 8, 2020, in the putative class action brought in the SDNY relating to write-downs in the fourth quarter of 2015 and the first quarter of 2016 and a decline in the market value of Credit Suisse Group AG American Depositary Receipts, the parties entered into an agreement to settle all claims for USD  15.5 million. A motion for preliminary approval of the proposed settlement was filed on July 10, 2020, and the court has scheduled a preliminary approval hearing for August 6, 2020. The settlement remains subject to final approval by the court.
ETN-related litigation
On April 14, 2020, in the individual action filed on March 29, 2019 in the SDNY by a purchaser of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030 (XIV ETNs), plaintiff filed a motion for voluntary dismissal with prejudice of its appeal, which was granted by the Second Circuit on April 15, 2020.
In the class action in the SDNY brought on behalf of a putative class of purchasers of VelocityShares Daily Inverse VIX Medium Term Exchange Traded Notes linked to the S&P 500 VIX Mid-Term Futures Index due December 4, 2030 (ZIV ETNs), plaintiffs did not appeal the decision by the SDNY to dismiss all claims against the defendants and the judgment is now final.

Bank
Litigation	31 Litigation > Refer to “Note 32 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 for further information.